Shareholder Fees - CM Advisors Fixed Income Fund	Jun. 27, 2025 USD ($)
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Redemption Fee	$ 0
Exchange Fee	0
Shareholder Fee, Other	$ 0